EQUITY - General and Limited Partnership Units (Details)	6 Months Ended
Jun. 30, 2023 shares
Total
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	74,612,507
Conversion from BBUC exchangeable shares (in shares)	622
Balance at end of period (in shares)	74,613,129
Brookfield Asset Management Inc.
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	4
Conversion from BBUC exchangeable shares (in shares)	0
Balance at end of period (in shares)	4
Limited partners
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	74,612,503
Conversion from BBUC exchangeable shares (in shares)	622
Balance at end of period (in shares)	74,613,125